Share capital (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Feb. 27, 2012	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 28, 2013	Oct. 11, 2011	Jul. 02, 2011	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jul. 31, 2011 Emer S.P.A [Member]	Jul. 02, 2011 Emer S.P.A [Member]	Oct. 31, 2011 Alternative Fuel Vehicle Sweden AB [Member]	Oct. 11, 2011 Alternative Fuel Vehicle Sweden AB [Member]	Jun. 28, 2013 BAF Technologies Inc [Member]
Stock Issued During Period Shares Net Of Cancellation Upon Exercise Of Stock Options								568,276	721,186	513,490
Stock Issued During Period, Shares, New Issues	6,325,000	6,000,000							6,000,000	6,325,000
Share Price	$ 43.25	$ 25.39
Stock Issued During Period, Value, New Issues	$ 273,556	$ 152,340	$ 152,340	$ 273,556					$ 152,340	$ 273,556
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 8,126	$ 5,065	$ 5,065	$ 8,126					$ 5,065	$ 8,126
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											881,860		33,161		718,485
Business Acquisition, Share Price					$ 30.62	$ 28.74	$ 25.06					$ 25.06		$ 28.74	$ 33.53